Commercial Mortgage Loans - Internal Credit Qualities (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Total gross carrying value of loans		$ 2,714,734	$ 2,762,963
Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	$ 853,974	1,084,655
2019	1,039,899	851,194
2018	648,059	551,241
2017	463,550	190,501
2016	117,334	0
2015		33,655
Prior		3,488
Total gross carrying value of loans		2,714,734
Multifamily | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	632,063	583,550
2019	568,508	349,588
2018	200,293	224,862
2017	201,309	37,812
2016	0	0
2015		0
Prior		3,488
Total gross carrying value of loans		1,199,300
Multifamily | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	632,063	583,550
2019	568,508	349,588
2018	200,293	188,975
2017	164,284	0
2016	0	0
2015		0
Prior		3,488
Total gross carrying value of loans		1,125,601
Multifamily | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	0
2018	0	35,887
2017	37,025	37,812
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		73,699
Retail | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	13,277
2019	13,321	35,632
2018	33,075	45,825
2017	45,839	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		94,734
Retail | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	13,277
2019	13,321	22,760
2018	20,195	16,400
2017	16,400	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		52,437
Retail | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	12,872
2018	12,880	29,425
2017	29,439	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		42,297
Office | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	55,256	244,301
2019	252,165	160,709
2018	131,143	61,169
2017	60,223	49,238
2016	26,636	0
2015		0
Prior		0
Total gross carrying value of loans		515,417
Office | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	55,256	244,301
2019	252,165	160,709
2018	131,143	61,169
2017	37,338	40,846
2016	26,636	0
2015		0
Prior		0
Total gross carrying value of loans		507,025
Office | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	22,885	8,392
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		8,392
Industrial | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	119,193
2019	81,452	89,590
2018	77,628	0
2017	0	0
2016	0	0
2015		33,655
Prior		0
Total gross carrying value of loans		242,438
Industrial | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	119,193
2019	81,452	89,590
2018	77,628	0
2017		0
2016	0	0
2015		33,655
Prior		0
Total gross carrying value of loans		242,438
Industrial | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		0
Mixed Use | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	32,362	30,246
2019	30,285	0
2018	0	59,451
2017	69,235	12,839
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		102,536
Mixed Use | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	32,362	30,246
2019	30,285	0
2018	0	59,451
2017	69,235	12,839
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		102,536
Mixed Use | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		0
Hospitality | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	119,364	26,878
2019	26,899	170,626
2018	171,717	115,026
2017	62,230	90,612
2016	90,698	0
2015		0
Prior		0
Total gross carrying value of loans		403,142
Hospitality | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	119,364	26,878
2019	26,899	10,547
2018	10,558	0
2017	0	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		37,425
Hospitality | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	160,079
2018	161,159	115,026
2017	62,230	90,612
2016	90,698	0
2015		0
Prior		0
Total gross carrying value of loans		365,717
Self Storage | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	14,929	41,305
2019	41,343	0
2018	0	44,908
2017	24,714	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		86,213
Self Storage | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	14,929	41,305
2019	41,343	0
2018	0	44,908
2017	24,714	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		86,213
Self Storage | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		0
Manufactured Housing | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	25,905
2019	25,926	45,049
2018	34,203	0
2017	0	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		70,954
Manufactured Housing | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | One - Two Internal Credit Rating
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	25,905
2019	25,926	45,049
2018	34,203	0
2017	0	0
2016	0	0
2015		0
Prior		0
Total gross carrying value of loans		70,954
Manufactured Housing | Commercial Portfolio Segment | Commercial Mortgage Receivable, Held-For-Investment | Three - Four Internal Credit Assessment
Financing Receivable, Credit Quality Indicator [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	$ 0	0
2015		0
Prior		0
Total gross carrying value of loans		$ 0